OPERATING LEASES - Summary of Total Operating Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operaing leases	$ 1,092	$ 1,092
Right-of-use assets obtained in exchange of new lease obligations:
Operating leases	$ 552	$ 14
Weighted average remaining lease term
Operating leases	1 year 3 months 18 days	1 year 6 months
Weighted average discount rate
Operating leases	4.23%	5.15%